Other financial assets (including non-quasi equity loans to equity accounted units) (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Other Financial Assets [Abstract]
Summary of other financial assets including non-quasi equity loans to equity accounted units
	Non-current	Current	Total	Non-current	Current	Total
	2018	2018	2018	2017	2017	2017
	US$m	US$m	US$m	US$m	US$m	US$m
Derivative financial instruments	468	88	556	238	29	267
Equity shares and quoted funds	53	77	130	45	91	136
Other investments, including loans (a)	255	2,527	2,782	188	964	1,152
Loans to equity accounted units	38	-	38	39	-	39
Total	814	2,692	3,506	510	1,084	1,594

(a)	Current “Other investments, including loans” comprise US$2,522 million (2017: US$958 million) of highly liquid financial assets held in managed investment funds classified as held for trading.